Accrued liabilities	12 Months Ended
Dec. 31, 2017
Disclosure of accrued liabilities [Abstract]
Disclosure of accrued liabilities [Text block]
Table of Contents

Note 21Accrued liabilities

Accrued liabilities are summarized as follows:

Philips Group
Accrued liabilities
in millions of EUR
2016 - 2017
	2016	2017
Personnel-related costs:
Salaries and wages	684	529
Accrued holiday entitlements	154	109
Other personnel-related costs	108	71
Fixed-asset-related costs:
Gas, water, electricity, rent and other	52	52
Communication and IT costs	75	42
Distribution costs	123	83
Sales-related costs:
Commission payable	22	7
Advertising and marketing-related costs	183	174
Other sales-related costs	55	38
Material-related costs	142	110
Interest-related accruals	68	38
Deferred income	957	791
Other accrued liabilities	411	273
Accrued liabilities	3,034	2,319

Deferred income is mainly related to Diagnosis & Treatment businesses and Connected Care & Health Informatics businesses, in both 2017 and 2016.